Tax - Schedule of Components of Income Before Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income before tax:
United Kingdom	$ 612.0	$ 671.7	$ 601.6
Foreign Other	48.4	45.8	55.1
Income before tax	$ 660.4	$ 717.5	$ 656.7